Retirement Plans (Schedule of Accumulated Other Comprehensive Loss) (detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
OtherComprehensiveIncomeDefinedBenefitPlansAdjustmentNetOfTaxPeriodIncreaseDecreaseAbstract
Beginning Balance	$ (31,804)
Change in pension and post retirement benefits adjustment (net of tax)	(3,408)	$ 20,552	$ (11,296)
Ending Balance	$ (28,396)	$ (31,804)